Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Interest Income and consumer price index in Israel in connection to concession project	€ 2,248	€ 1,423	€ 1,757
Interest income	276	553	70
Gains (losses) on change in fair value of derivatives	0	1,094	897
Consumer Price Index In Israel For Loan 1	0	103	0
Swap interest	0	55	0
Profit from settlement of derivatives contract	407	0	0
Total financing income	€ 2,931	€ 3,228	€ 2,724